Lease liabilities - Summary of Maturity Analysis of Lease Liabilities (Detail) - USD ($)	Jul. 31, 2021	Oct. 31, 2020
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	$ 22,620,818	$ 4,529,662
Year 1
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	2,155,138	805,946
Year 2
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	2,854,260	680,943
Year 3
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	2,737,993	568,434
Year 4
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	2,418,411	584,268
Year 5
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	2,278,491	479,833
Thereafter
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	10,176,525	1,410,237
Premises
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	22,495,924	4,408,690
Premises | Year 1
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	2,113,752	769,865
Premises | Year 2
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	2,827,686	650,087
Premises | Year 3
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	2,712,935	549,908
Premises | Year 4
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	2,393,353	565,742
Premises | Year 5
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	2,271,673	462,851
Premises | Thereafter
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	10,176,525	1,410,237
Equipment
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	124,894	120,972
Equipment | Year 1
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	41,386	36,081
Equipment | Year 2
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	26,574	30,856
Equipment | Year 3
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	25,058	18,526
Equipment | Year 4
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	25,058	18,526
Equipment | Year 5
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	$ 6,818	$ 16,982